Schedule of annual maturities of capital leases (Detail) (USD $)	Sep. 30, 2014	Apr. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Leases [Abstract]
2014			$ 506,506
2015			613,433
2016			723,938
2017			704,988
Total capital lease commitments			2,548,865
Less: current portion of capital leases	(959,403)	(500,000)	(506,506)	(32,543)
Long term portion of capital leases	2,435,625		2,042,359	122,593
Total capital lease commitments			$ 2,548,865